Segment Information - Geographic Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of geographical areas [Line Items]
Revenues	$ 227,514	$ 7,676	$ 229,991	$ 231,795
Taiwan, ROC [Member]
Disclosure of geographical areas [Line Items]
Revenues	217,568		218,933	220,917
Overseas [Member]
Disclosure of geographical areas [Line Items]
Revenues	$ 9,946		$ 11,058	$ 10,878